Financial risk management - Market risk (Details) - USD ($)	Dec. 31, 2017	Nov. 15, 2017	Dec. 31, 2016
Foreign currency risk | Sterling
Currency risk
Sterling - Cash	$ 461,857		$ 17,795
Interest rate risk | Cash and cash equivalents
Interest rate risk
Financial assets	$ 22,700,000
Hercules | Term Loan
Interest rate risk
Interest rate (as a percent)		10.00%
Hercules | Term Loan | Interest rate risk
Interest rate risk
Interest rate (as a percent)	10.00%